Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Actuarial gains/(losses) on defined benefit pension plans	€ 16.1	€ 3.7	€ (26.7)
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(4.9)	(1.1)	6.3
Remeasurement of post-employment benefit liabilities, after tax	11.2	2.6	(20.4)
Net investment hedge, before tax	(32.9)	34.3	11.7
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(32.9)	34.3	11.7
Cash flow hedges	(10.4)	5.5	(58.7)
Cash flow hedges, tax charge/(credit)	1.6	(5.2)	18.5
Cash flow hedges, after tax	(8.8)	0.3	(40.2)
Other comprehensive (income)/loss, before tax	(27.2)	43.5	(73.7)
Income tax relating to components of other comprehensive income	3.3	6.3	(24.8)
Other comprehensive (loss)/income for the period, net of tax	€ (30.5)	€ 37.2	€ (48.9)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Standard tax rate	25.00%	25.00%	23.50%
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 3.3	€ 6.3	€ (24.8)
Current tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Deferred tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	3.3	6.3	(24.8)
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 3.3	€ 6.3	€ (24.8)